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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended September 30,
2003.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Fir Tree, Inc.
Address:      535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:           28-6884

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeffrey D. Tannenbaum
Title:            President
Phone:            (212) 599-0090
Signature, Place, and Date of Signing:


JEFFREY D. TANNENBAUM          New York, New York             November 12, 2003
---------------------          ------------------             -----------------
Jeffrey D. Tannenbaum

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                      0

Form 13F Information Table Entry Total:                                31

Form 13F Information Table Value Total:                         $ 823,277

List of Other Included Managers:


No.                    13F File Number                    Name



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                           FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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

AES CORP           SDCV          0130HAN5        9,257     9,900,000  PRN              SOLE                  9,900,000
                   4.500%8/1
------------------------------------------------------------------------------------------------------------------------------------
AES TR III         PFD CV        00808N202       5,228       141,300  SH               SOLE                    141,300
                   6.75%
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AMERICAN ELEC
PWR INC            PUT           025537951      30,000     1,000,000  SH               SOLE                  1,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP           COM           001765106      19,636     1,714,959  SH               SOLE                  1,714,959
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP           PUT           001765956       1,477       129,000  SH               SOLE                    129,000
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BRISTOL
MYERS
SQUIBB CO          COM           110122108       7,057       275,000  SH               SOLE                    275,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP       COM           131347106      87,716    17,937,925  SH               SOLE                 17,937,925
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP       PUT           131347956      15,702     3,211,000  SH               SOLE                  3,211,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE
FINL CORP          PUT           14040H955       2,852        50,000  SH               SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY
CORP               PUT           264399956      17,810     1,000,000  SH               SOLE                  1,000,000
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC         CLA           26816Q101      12,196     3,387,782  SH               SOLE                  3,387,782
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL        COM           281020107      51,475     2,695,000  SH               SOLE                  2,695,000
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EL PASO CORP       COM           28336L109      23,861     3,268,000  SH               SOLE                  3,268,000
------------------------------------------------------------------------------------------------------------------------------------


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
EL PASO CORP       PUT           28336L959      15,089     2,067,000  SH               SOLE                  2,067,000
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FEDERAL NATL
MTG ASSN           COM           313586109      35,669       508,100  SH               SOLE                    508,100
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FEDERAL NATL
MTG ASSN           CALL          313586909       7,020       100,000  SH               SOLE                    100,000
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FEDERAL HOME
LN MTG CORP        COM           313400301      18,029       344,400  SH               SOLE                    344,400
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME
LN MTG CORP        CALL          313400901      57,585     1,100,000  SH               SOLE                  1,100,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3
COMMUNICATIONS
INC                COM           52729N100      37,841     6,981,688  SH               SOLE                  6,981,688
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL
COMMUNICATIONS
INC                CLA           65332V103      44,342     2,249,742  SH               SOLE                  2,249,742
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP      COM           681919106      13,472       187,500  SH               SOLE                    187,500
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP      PUT           681919956       6,740        93,800  SH               SOLE                     93,800
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP          COM           69331C108      83,097     3,476,850  SH               SOLE                  3,476,850
------------------------------------------------------------------------------------------------------------------------------------
QUEST
DIAGNOSTICS
INC                COM           74834L100      26,075       430,000  SH               SOLE                    430,000
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QUEST
DIAGNOSTICS
INC                PUT           74834L950      26,075       430,000  SH               SOLE                    430,000
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QWEST
COMMUNICATIONS
INTL               COM           749121109      12,667     3,725,450  SH               SOLE                  3,725,450
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QWEST
COMMUNICATIONS
INTL               CALL          749121909       3,501     1,029,600  SH               SOLE                  1,029,600
------------------------------------------------------------------------------------------------------------------------------------


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
TXU CORP           COM           873168108      57,722     2,450,000  SH               SOLE                  2,450,000
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TXU CORP           PUT           873168958      17,670       750,000  SH               SOLE                    750,000
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XCEL ENERGY INC    COM           98389B100      51,307     3,316,551  SH               SOLE                  3,316,551
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XEROX CORP         COM           98389B950      23,780     2,317,700  SH               SOLE                  2,317,700
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